FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Fair Value Hierarchy
Classification of financial instruments by fair value hierarchy:
	December 31,
	2020	2019

Financial assets:

Marketable securities – Level 1	$-		$1,042
Marketable securities – Level 2	-		1,086

	$-	$

Schedule of Company's Financial Liabilities
The following table presents the repayment dates of the Company's financial liabilities, by contractual terms, in nominal amounts (including interest payments):

Balance on December 31, 2020:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$863	$-	$-	$-	$-	$-	$863
Employees and payroll accruals	2,535	-	-	-	-	-	2,535
Other payables	1,238	-	-	-	-	-	1,238
Leases liability	777	659	622	622	111	133	2,924
Liabilities in respect of government grants	72	177	291	557	948	2,639	4,684

	$5,485	$836	$913	$1,179	$1,059	$2,772	$12,244

Balance on December 31, 2019:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,001	$-	$-	$-	$-	$-	$1,001
Employees and payroll accruals	2,079	-	-	-	-	-	2,079
Other payables	1,348	-	-	-	-	-	1,348
Leases liability	895	734	616	583	582	229	3,639
Liabilities in respect of government grants	37	107	196	333	652	2,474	3,799

	$5,360	$841	$812	$916	$1,234	$2,703	$11,866

Schedule of Sensitivity Tests Relating to Changes in Market Factors
Sensitivity tests relating to changes in market factors:

	December 31,
	2020	2019

Sensitivity test to changes in the USD/NIS exchange rate:

Gain (loss) from the change:
Increase of 5% in exchange rate	$(485)		$(381)
Decrease of 5% in exchange rate	$485		$381

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price	$-		$106
Decrease of 5% in market price	$-	$	(106)